Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–136.88%(a)
Alabama–0.82%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 1,000	$ 890,702
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 10/18/2010; Cost $739,982)(b)(c)	5.50%	01/01/2043	925	527,250
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	1,000	1,005,534
				2,423,486
American Samoa–0.26%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	768,637
Arizona–2.43%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2022, RB(d)	5.25%	07/01/2052	1,700	1,668,096
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(d)	5.75%	07/01/2036	1,400	1,428,439
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,293,712
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	6.75%	07/01/2044	750	750,964
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(d)	5.50%	05/01/2040	1,500	1,476,504
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(d)	6.13%	10/01/2052	1,000	595,135
				7,212,850
Arkansas–0.51%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(e)	5.45%	09/01/2052	1,500	1,526,036
California–20.87%
California (State of); Series 2023, GO Bonds(f)	5.25%	09/01/2053	4,000	4,427,262
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(f)	5.00%	05/01/2045	3,000	3,501,437
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, RB	5.88%	08/15/2049	1,250	1,250,965
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(g)	5.25%	11/01/2052	1,250	1,310,899
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $937,500)(b)(c)(d)(e)	7.00%	12/01/2027	940	31,772
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(d)(e)	5.00%	07/01/2037	1,000	1,002,671
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB(h)(i)	5.50%	06/07/2024	695	695,117
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(d)	6.75%	06/01/2045	720	716,798
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	2,000	2,005,288
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	750	765,952
Series 2006 A, RB(j)	0.00%	06/01/2046	10,000	2,577,555
Series 2006 C, RB(d)(j)	0.00%	06/01/2055	25,000	1,296,155
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	850	849,903
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	11,800	1,290,476
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(j)	0.00%	06/01/2036	10,000	4,576,066
Long Beach (City of), CA Finance Authority; Series 2023, RB(f)	4.00%	08/01/2053	10,000	9,495,476
Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds(j)	0.00%	08/01/2039	8,000	4,308,423
Regents of the University of California Medical Center; Series 2022, RB(f)(k)	4.00%	05/15/2053	10,740	10,220,669
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	2,000	1,039,384
Series 2007 A, RB(j)	0.00%	06/01/2041	5,000	1,886,040
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Logistics Airport Authority; Series 2008 A, RB(j)	0.00%	12/01/2044	$18,085	$ 4,089,986
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(j)	0.00%	06/01/2054	3,500	676,691
Ventura Unified School District (Election of 2022); Series 2022 A, GO Bonds(f)	4.00%	08/01/2048	4,000	3,942,987
				61,957,972
Colorado–10.17%
Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,038,870
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	1,000	988,104
Chaparral Pointe Metropolitan District; Series 2021, GO Bonds(d)	5.00%	12/01/2051	1,350	1,124,846
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2020 A, RB(f)	4.00%	08/15/2051	9,900	9,287,811
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(d)	6.25%	12/01/2050	1,000	666,120
Denver (City & County of), CO;
Series 2022, RB(e)(f)(k)	5.00%	11/15/2042	1,000	1,055,238
Series 2022, RB(e)(f)(k)	5.75%	11/15/2045	2,000	2,219,938
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	2,270	2,248,308
East Bend Metropolitan District; Series 2022, GO Bonds	6.50%	12/01/2052	2,600	2,550,991
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	697	687,824
Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds(l)	5.75%	12/01/2049	1,000	769,990
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	1,000	919,824
Remuda Ranch Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,003,868
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	808,743
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	1,500	1,466,763
Verve Metropolitan District No. 1; Series 2021, Ref. GO Bonds	5.00%	12/01/2036	525	445,485
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(d)	6.50%	12/01/2050	500	514,187
Windler Public Improvement Authority; Series 2021 A-2, RB(l)	4.63%	12/01/2051	2,375	1,390,580
				30,187,490
Connecticut–0.57%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(b)(m)	5.13%	10/01/2036	5,310	637,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	1,000	1,068,297
				1,705,497
Delaware–0.32%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(d)	5.25%	07/01/2048	998	948,168
District of Columbia–2.14%
Metropolitan Washington Airports Authority; Series 2023 A, Ref. RB(e)(f)(k)	5.25%	10/01/2043	6,000	6,339,713
Florida–18.74%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB (Acquired 02/26/2014-06/30/2014; Cost $888,884)(c)	6.38%	11/15/2049	900	598,228
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(d)	5.00%	11/15/2061	1,075	692,318
Series 2022 B, RB (Acquired 01/25/2022; Cost $100,000)(c)(d)	6.50%	11/15/2033	100	84,314
Broward (County of), FL; Series 2022, RB(f)	5.50%	01/01/2055	12,365	13,406,488
Capital Projects Finance Authority;
Series 2024, RB(d)	6.50%	06/15/2054	275	277,004
Series 2024, RB(d)	6.63%	06/15/2059	445	448,224
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	3,230	2,961,923
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB (Acquired 03/09/2020; Cost $258,452)(b)(c)	5.00%	07/01/2048	250	50,000
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 08/14/2019; Cost $102,052)(b)(c)(d)	6.75%	12/01/2035	100	32,750
Series 2015, RB (Acquired 12/02/2015; Cost $988,260)(b)(c)(d)	7.00%	12/01/2045	1,000	327,500
Capital Trust Authority (KIPP Miami N Campus);
Series 2024 A, RB(d)	6.00%	06/15/2054	650	663,251
Series 2024 A, RB(d)	6.13%	06/15/2060	800	817,517
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $882,393)(b)(c)(d)	8.25%	05/15/2049	895	24,160
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(d)(e)(i)	12.00%	07/15/2028	$ 2,000	$ 2,080,000
Series 2024, Ref. RB(e)	5.00%	07/01/2041	2,000	2,056,263
Series 2024, Ref. RB (INS - AGM)(e)(g)	5.25%	07/01/2053	2,000	2,064,452
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(d)(i)	6.25%	06/15/2028	2,140	2,130,926
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(d)	6.13%	06/15/2046	1,000	1,005,921
Florida Development Finance Corp. (River City Science Academy); Series 2021, RB	4.00%	07/01/2045	1,200	1,038,957
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(d)	5.38%	07/15/2038	1,300	1,217,394
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR(d)	5.75%	06/15/2042	1,200	1,166,543
Manatee (County of), FL; Series 2023, Ref. RB(f)	4.00%	10/01/2053	10,000	9,287,761
Miami-Dade (County of), FL;
Series 2009, RB(j)	0.00%	10/01/2042	7,900	3,368,193
Series 2017 B, Ref. RB(e)(f)(k)	5.00%	10/01/2040	2,000	2,033,244
Series 2022, RB(f)	5.00%	07/01/2052	5,000	5,223,877
Seminole (County of), FL; Series 2022, RB(f)	5.00%	10/01/2052	2,430	2,562,042
				55,619,250
Idaho–0.84%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,212,455
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(d)	4.00%	05/01/2057	1,705	1,266,338
				2,478,793
Illinois–6.64%
Chicago (City of), IL;
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2042	1,250	1,252,622
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,559,306
Chicago (City of), IL Board of Education;
Series 2022 B, Ref. GO Bonds	4.00%	12/01/2040	1,665	1,529,172
Series 2023 A, GO Bonds	6.00%	12/01/2049	1,000	1,096,238
Illinois (State of);
Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,080,908
Series 2021 A, GO Bonds	5.00%	03/01/2046	500	518,368
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(e)	8.00%	06/01/2032	140	140,136
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(d)	6.00%	12/01/2045	1,000	1,004,235
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 10/28/2022; Cost $1,265,750)(c)	5.00%	11/01/2040	1,525	1,252,023
Series 2019 A, Ref. RB (Acquired 06/02/2022; Cost $956,840)(c)	5.00%	11/01/2049	1,000	739,476
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(f)(k)	5.00%	08/15/2051	5,375	5,584,386
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,500,331
Illinois (State of) Finance Authority (Roosevelt University); Series 2019 A, RB(d)	6.00%	04/01/2038	960	960,302
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	779,693
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2017 B, Ref. RB(l)	4.70%	12/15/2037	1,000	727,718
				19,724,914
Indiana–2.20%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(d)	5.90%	07/01/2038	1,000	1,000,872
Series 2018 A, Ref. RB(d)	6.00%	07/01/2048	1,000	996,156
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	3,500	3,460,222
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	1,000	1,084,485
				6,541,735
Iowa–1.93%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,000	980,854
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(i)	5.00%	12/01/2042	2,000	2,081,363
Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,080,161
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	$13,000	$ 1,584,834
				5,727,212
Kansas–0.30%
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.50%	05/15/2048	1,000	900,695
Kentucky–0.77%
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB	6.88%	07/01/2046	2,000	2,297,691
Louisiana–0.25%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	728,435
Maine–3.66%
Maine Health & Higher Educational Facilities Authority; Series 2023, RB (INS - AGM)(f)(g)(k)	4.75%	07/01/2053	10,660	10,853,489
Massachusetts–4.15%
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(f)(g)	5.50%	08/01/2030	960	1,073,143
Series 2023, GO Bonds(f)	5.00%	10/01/2053	10,000	10,664,012
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(f)	5.50%	07/01/2032	505	590,819
				12,327,974
Michigan–0.73%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	635	581,757
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (Acquired 09/12/2019; Cost $2,770,058)(b)(c)(d)	5.00%	07/01/2046	2,705	1,595,212
				2,176,969
Minnesota–1.11%
Ramsey (City of), MN; Series 2022 A, Ref. RB	5.00%	06/01/2032	1,500	1,509,209
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	999,405
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.25%	03/01/2025	235	235,011
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2038	545	565,996
				3,309,621
Missouri–2.94%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(m)	5.50%	04/01/2027	656	216,586
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	2,250	2,050,301
Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	1,001,176
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village);
Series 2016 A, RB	5.00%	08/15/2046	2,000	1,778,650
Series 2018 A, Ref. RB	5.00%	08/15/2042	755	703,649
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(f)	5.13%	05/01/2052	1,500	1,561,159
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	1,500	1,427,520
				8,739,041
Nevada–0.74%
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(d)	5.75%	06/01/2047	1,580	1,549,354
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(d)(j)	0.00%	07/01/2058	5,000	642,802
				2,192,156
New Hampshire–0.34%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,077	998,571
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–3.96%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(e)	5.25%	09/15/2029	$ 1,000	$ 1,001,166
Series 2012, RB(e)	5.75%	09/15/2027	900	900,574
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(d)	6.30%	10/01/2049	1,200	1,202,273
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	1,000,122
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,250	2,286,208
New Jersey (State of) Transportation Trust Fund Authority; Series 2023, RB(f)(k)	5.25%	06/15/2050	5,000	5,360,128
				11,750,471
New York–8.34%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(j)	0.00%	07/15/2035	1,475	925,184
Series 2009, RB(j)	0.00%	07/15/2046	10,000	3,376,441
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 05/05/2009-11/16/2016; Cost $1,610,712)(b)(c)	5.00%	01/01/2058	1,479	442,814
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $730,000)(b)(c)(d)	9.00%	01/01/2041	730	730,000
New York (City of), NY Transitional Finance Authority; Series 2022, RB(f)	5.25%	11/01/2048	5,000	5,413,270
New York (State of) Dormitory Authority; Series 2018 E, RB(f)	5.00%	03/15/2046	2,250	2,333,582
New York Counties Tobacco Trust IV; Series 2010 A, RB(d)	6.25%	06/01/2041	1,000	999,960
New York Counties Tobacco Trust V; Series 2005 S-2, RB(j)	0.00%	06/01/2050	8,100	1,204,271
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	1,990,847
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(d)	7.25%	11/15/2044	3,000	3,021,061
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(e)(f)(k)	5.00%	07/01/2046	1,750	1,741,791
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,000	1,720,319
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(d)(e)	7.00%	06/01/2046	1,000	862,816
				24,762,356
North Carolina–0.37%
North Carolina (State of) Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,093,504
Ohio–3.94%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	1,750	1,568,069
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	11,600	1,038,310
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2052	3,250	3,166,121
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	1,500	1,328,213
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	3,075	2,821,284
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(d)(e)	5.00%	07/01/2049	2,000	1,784,969
				11,706,966
Oklahoma–0.00%
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB(b)	7.00%	11/01/2051	665	1,331
Pennsylvania–2.52%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(e)	6.00%	06/30/2061	1,250	1,372,157
Philadelphia (City of), PA Authority for Industrial Development (Discovery Charter School); Series 2022, Ref. RB(d)	5.00%	04/15/2052	2,400	2,166,651
Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	750	751,747
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	3,000	3,179,870
				7,470,425
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–7.44%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$ 370	$ 371,912
Series 2002, RB	5.63%	05/15/2043	1,000	1,011,849
Series 2005 A, RB(j)	0.00%	05/15/2050	27,000	4,907,166
Puerto Rico (Commonwealth of); Subseries 2022, RN(j)	0.00%	11/01/2043	6,214	3,860,554
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(b)	5.00%	07/01/2037	495	131,175
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	1,000	982,262
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	82	80,285
Series 2023 A, RB	6.63%	01/01/2028	622	611,052
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2046	24,150	7,735,313
Series 2018 A-1, RB(j)	0.00%	07/01/2051	10,062	2,393,118
				22,084,686
South Carolina–1.09%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(d)	5.75%	06/15/2039	1,500	1,525,357
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	2,000	1,712,194
				3,237,551
Tennessee–3.37%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	895,643
Knox County & Knoxville City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	5,000	5,656,614
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019, Ref. RB	5.25%	10/01/2058	1,500	1,510,226
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	1,600	1,265,569
Series 2016 A, Ref. RB(d)	5.00%	09/01/2031	750	670,043
				9,998,095
Texas–12.73%
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(d)	5.75%	06/01/2043	1,500	1,534,622
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	4.00%	07/15/2031	1,500	1,384,727
Series 2016, Ref. RB	5.00%	07/15/2041	1,000	907,785
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(e)	7.00%	03/01/2039	1,160	1,075,512
Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(e)	6.63%	07/15/2038	1,000	1,000,695
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2023 A, Ref. RB (INS - AGM)(f)(g)	5.25%	05/15/2053	10,000	10,819,742
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(e)	4.63%	10/01/2031	1,500	1,491,167
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	600	533,293
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	400	329,826
Series 2016 A, RB	5.50%	11/15/2052	1,500	1,194,619
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022, RB	5.50%	10/01/2027	1,000	985,617
North Texas Tollway Authority; Series 2011 B, RB(h)(i)(j)	0.00%	09/01/2031	7,000	3,415,595
Port Beaumont Navigation District (Jefferson Gulf Coast Energy); Series 2024, RB(d)(e)	5.00%	01/01/2039	1,000	1,000,000
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	446,300
San Antonio (City of), TX; Series 2023 A, Ref. RB(f)	5.50%	02/01/2050	5,750	6,401,119
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $990,000)(b)(c)(e)	8.00%	07/01/2038	990	99
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.75%	11/15/2052	1,000	1,027,556
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,004,781)(b)(c)	6.38%	02/15/2052	1,000	550,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020 A, RB (Acquired 01/04/2013-07/02/2014; Cost $865,226)(b)(c)	5.75%	12/01/2054	$ 913	$ 575,075
Texas (State of) Water Development Board;
Series 2022, RB(f)	4.80%	10/15/2052	2,000	2,072,019
Series 2022, RB(f)	5.00%	10/15/2057	1,000	1,050,096
				37,795,464
Utah–2.03%
Salt Lake City (City of), UT; Series 2017 A, RB(e)(f)	5.00%	07/01/2047	3,000	3,007,063
Utah (State of) Charter School Finance Authority (Wallace Stegner Academy); Series 2022 A, RB(d)	5.75%	06/15/2052	3,000	3,010,526
				6,017,589
Virginia–0.63%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	376	326,613
Series 2016 A-2, RB(l)	7.13%	03/01/2059	902	576,077
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	1,000	961,989
				1,864,679
Washington–2.21%
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	988,265
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(f)(k)	5.00%	07/01/2058	3,225	3,268,685
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(d)(h)(i)	7.00%	07/01/2025	740	761,490
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(d)	5.00%	01/01/2051	2,000	1,555,957
				6,574,397
West Virginia–0.94%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(b)(d)	5.75%	06/01/2042	1,495	1,046,480
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.75%	06/01/2043	1,000	1,018,920
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(d)(e)	7.25%	02/01/2036	750	525,000
Series 2018, RB(b)(d)(e)	8.75%	02/01/2036	240	192,000
				2,782,400
Wisconsin–3.88%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(g)(j)	0.00%	12/15/2060	5,000	780,015
Wisconsin (State of) Public Finance Authority; Series 2023 A, Ref. RB(d)	6.25%	10/01/2053	1,000	1,015,728
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (Acquired 12/01/2017; Cost $1,965,476)(c)(d)	6.85%	10/01/2047	2,000	200,000
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(d)	7.00%	12/01/2050	1,400	1,375,186
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2022, RB(d)	5.88%	06/01/2052	900	894,491
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $982,664)(b)(c)(d)	6.85%	11/01/2046	1,000	550,000
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB(d)	6.13%	02/01/2048	985	915,933
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.25%	01/01/2038	1,000	450,000
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)	7.25%	06/01/2035	2,500	2,362,592
Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(d)	6.25%	07/15/2053	475	494,366
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	665,960
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(d)	5.00%	06/15/2057	2,000	1,809,148
				11,513,419
Total Municipal Obligations (Cost $416,717,410)					406,339,728
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–0.05%
Puerto Rico–0.05%
AES Puerto Rico, Inc. (Cost $140,659)(m)	12.50%	03/04/2026	$ 145	$ 140,176
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(m)			13,681	0
TOTAL INVESTMENTS IN SECURITIES(n)–136.93% (Cost $416,858,069)				406,479,904
FLOATING RATE NOTE OBLIGATIONS–(38.56)%
Notes with interest and fee rates ranging from 3.88% to 4.03% at 05/31/2024 and contractual maturities of collateral ranging from 08/01/2030 to 07/01/2058(o)				(114,480,000)
OTHER ASSETS LESS LIABILITIES–1.63%				4,857,005
NET ASSETS–100.00%				$296,856,909
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $7,969,818, which represented 2.68% of the Trust’s Net Assets.
(c)	Restricted security. The aggregate value of these securities at May 31, 2024 was $9,002,991, which represented 3.03% of the Trust’s Net Assets.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $66,012,626, which represented 22.24% of the Trust’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Zero coupon bond issued at a discount.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $35,400,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.35%

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Trust’s investments with a value of $160,455,060 are held by TOB Trusts and serve as collateral for the $114,480,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$405,485,942	$853,786	$406,339,728
U.S. Dollar Denominated Bonds & Notes	—	—	140,176	140,176
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	405,485,942	993,962	406,479,904
Other Investments - Assets
Investments Matured	—	1,148,394	—	1,148,394
Total Investments	$—	$406,634,336	$993,962	$407,628,298
Invesco Municipal Income Opportunities Trust